Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Granting Practices
Except in unusual and compelling circumstances, the Compensation Committee does not grant stock options or similar equity awards during periods in which there is material nonpublic information about our Company, including (i) outside a “trading window” established in connection with the public release of earnings information under our Insider Trading Compliance Policy or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a
Form 8-K
that discloses material nonpublic information. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. Stock options may occasionally be awarded on an off-cycle
basis, including to new hires. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation.

Award Timing Method	The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. Stock options may occasionally be awarded on an off-cycle
basis, including to new hires.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false